CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (FY) - USD ($) $ in Thousands	Total	Common Class A	Common Stock	Common Stock Common Class A	Additional paid-in capital	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021				116,017
Beginning balance at Dec. 31, 2021	$ 131,888			$ 0	$ 340,571	$ (208,683)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				3,122
Issuance of common stock upon exercise of stock options	574				574
Issuance of common stock upon vesting of RSUs (in shares)				1,125
Issuance of common stock upon purchase of ESPP (in shares)			237
Issuance of common stock upon purchase of ESPP	271				271
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(266)
Share repurchase related to Section 16 Officer tax coverage exchange	(331)				(331)
Stock-based compensation - stock options, RSAs, RSUs	11,649				11,649
Share repurchase valuation adjustment	(10,000)				(10,000)
Shares issued upon exercise of warrant (in shares)				398
Net loss	(95,444)					(95,444)
Ending balance (in shares) at Dec. 31, 2022		120,633		120,633
Ending balance at Dec. 31, 2022	38,607			$ 0	342,734	(304,127)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				529
Issuance of common stock upon exercise of stock options	92				92
Issuance of common stock upon vesting of RSUs (in shares)				1,096
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(179)
Share repurchase related to Section 16 Officer tax coverage exchange	(60)				(60)
Issuance of common stock and related warrants in registered offering, net of issuance costs (in shares)				13,423
Issuance of common stock and related warrants in registered offering, net of issuance costs	9,300				9,300
Stock-based compensation - stock options, RSAs, RSUs	1,720				1,720
Issuance of common stock for consulting services (in shares)				193
Issuance of common stock for consulting services	112				112
Net loss	(20,825)					(20,825)
Ending balance (in shares) at Mar. 31, 2023				135,695
Ending balance at Mar. 31, 2023	28,946			$ 0	353,898	(324,952)
Beginning balance (in shares) at Dec. 31, 2022		120,633		120,633
Beginning balance at Dec. 31, 2022	38,607			$ 0	342,734	(304,127)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(54,819)
Ending balance (in shares) at Sep. 30, 2023				192,929
Ending balance at Sep. 30, 2023	4,292			$ 0	363,238	(358,946)
Beginning balance (in shares) at Dec. 31, 2022		120,633		120,633
Beginning balance at Dec. 31, 2022	$ 38,607			$ 0	342,734	(304,127)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)	721			721
Issuance of common stock upon exercise of stock options	$ 130				130
Issuance of common stock upon vesting of RSUs (in shares)				3,053
Issuance of common stock upon purchase of ESPP (in shares)			224
Issuance of common stock upon purchase of ESPP	33				33
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(350)
Share repurchase related to Section 16 Officer tax coverage exchange	(88)				(88)
Issuance of common stock and related warrants in registered offering, net of issuance costs (in shares)				49,138
Issuance of common stock and related warrants in registered offering, net of issuance costs	16,952				16,952
Issuance of common stock upon exercise of pre-funded warrants (in shares)				158,311
Issuance of common stock upon exercise of warrants	7,881				7,881
Stock-based compensation - stock options, RSAs, RSUs	8,480				8,480
Shares issued upon exercise of warrant (in shares)				255,516
Issuance of common stock for consulting services (in shares)				193
Issuance of common stock for consulting services	112				112
Common stock issued in connection with reverse stock split (in shares)				4,272
Net loss	(68,920)					(68,920)
Ending balance (in shares) at Dec. 31, 2023		591,711		591,711
Ending balance at Dec. 31, 2023	3,187			$ 0	376,234	(373,047)
Beginning balance (in shares) at Mar. 31, 2023				135,695
Beginning balance at Mar. 31, 2023	28,946			$ 0	353,898	(324,952)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				190
Issuance of common stock upon exercise of stock options	38				38
Issuance of common stock upon vesting of RSUs (in shares)				675
Issuance of common stock upon purchase of ESPP (in shares)			153
Issuance of common stock upon purchase of ESPP	31				31
Issuance of common stock upon exercise of pre-funded warrants (in shares)				3,101
Stock-based compensation - stock options, RSAs, RSUs	2,577				2,577
Net loss	(18,835)					(18,835)
Ending balance (in shares) at Jun. 30, 2023				139,814
Ending balance at Jun. 30, 2023	12,757			$ 0	356,544	(343,787)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)				2
Issuance of common stock upon vesting of RSUs (in shares)				921
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(148)
Share repurchase related to Section 16 Officer tax coverage exchange	(27)				(27)
Issuance of common stock and related warrants in registered offering, net of issuance costs (in shares)				15,000
Issuance of common stock and related warrants in registered offering, net of issuance costs	4,565				4,565
Issuance of common stock upon exercise of pre-funded warrants (in shares)				33,068
Stock-based compensation - stock options, RSAs, RSUs	2,156				2,156
Common stock issued in connection with reverse stock split (in shares)				4,272
Net loss	(15,159)					(15,159)
Ending balance (in shares) at Sep. 30, 2023				192,929
Ending balance at Sep. 30, 2023	4,292			$ 0	363,238	(358,946)
Ending balance (in shares) at Dec. 31, 2023		591,711		591,711
Ending balance at Dec. 31, 2023	3,187			$ 0	376,234	(373,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon vesting of RSUs (in shares)				2,613
Share repurchase related to Section 16 Officer tax coverage exchange (in shares)				(425)
Share repurchase related to Section 16 Officer tax coverage exchange	(3)				(3)
Issuance of common stock and related warrants in registered offering, net of issuance costs (in shares)				158,572
Issuance of common stock and related warrants in registered offering, net of issuance costs	7,171				7,171
Issuance of common stock upon exercise of pre-funded warrants (in shares)				435,092
Stock-based compensation - stock options, RSAs, RSUs	1,443				1,443
Net loss	(8,313)					(8,313)
Ending balance (in shares) at Mar. 31, 2024				1,187,563
Ending balance at Mar. 31, 2024	3,485			$ 0	384,845	(381,360)
Beginning balance (in shares) at Dec. 31, 2023		591,711		591,711
Beginning balance at Dec. 31, 2023	3,187			$ 0	376,234	(373,047)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(23,087)
Ending balance (in shares) at Sep. 30, 2024		1,544,706		1,544,706
Ending balance at Sep. 30, 2024	(5,404)			$ 0	390,730	(396,134)
Beginning balance (in shares) at Mar. 31, 2024				1,187,563
Beginning balance at Mar. 31, 2024	3,485			$ 0	384,845	(381,360)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation - stock options, RSAs, RSUs	1,735				1,735
Net loss	(7,016)					(7,016)
Ending balance (in shares) at Jun. 30, 2024				1,187,563
Ending balance at Jun. 30, 2024	(1,796)			$ 0	386,580	(388,376)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of pre-funded warrants (in shares)				357,143
Stock-based compensation - stock options, RSAs, RSUs	1,707				1,707
Net loss	(7,758)					(7,758)
Ending balance (in shares) at Sep. 30, 2024		1,544,706		1,544,706
Ending balance at Sep. 30, 2024	$ (5,404)			$ 0	$ 390,730	$ (396,134)